Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
At cost:
Plant and equipment, Gross	$ 1,538,761	$ 1,481,364	$ 1,400,083
Less: accumulated depreciation	(1,345,567)	(1,319,207)	(1,277,410)
Plant and equipment, Net	193,194	162,157	122,673
Building improvement [Member]
At cost:
Plant and equipment, Gross	96,020	92,438	72,519
Furniture and fixtures [Member]
At cost:
Plant and equipment, Gross	260,199	250,493	246,682
Medical instruments [Member]
At cost:
Plant and equipment, Gross	877,542	844,809	791,514
Motor vehicle [Member]
At cost:
Plant and equipment, Gross	148,473	142,936	142,936
Office equipment [Member]
At cost:
Plant and equipment, Gross	$ 156,527	$ 150,688	$ 146,432